Accounting Rules and Methods (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Rules And Methods [Abstract]
Summary of Details of the Company's Subsidiary
Details of the Company’s subsidiary as of June 30, 2022 are as follows:

	Date of incorporation	Percent of ownership interest	Accounting method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated
There was no change in the scope of consolidation during the period.

Summary of Accounting Policy for Exchange Rates
The exchange rates used for the translation of the financial statements of ERYTECH Pharma, Inc. are as follows:

Exchange rate (USD per EUR)	06/30/2021	12/31/2021	06/30/2022
Weighted average rate	1.2057	1.1835	1.0940
Closing rate	1.1884	1.1326	1.0387

Summary of Information about Geographical Segment	Information per geographical segment

Revenues from external customers (amounts in thousands of euros)	06/30/2021	06/30/2022
	(6 months)	(6 months)
France	—	—
United States	97	54
Total	97	54